Organization and principal activities	6 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and principal activities

1. Organization and principal activities

GMEX Robotics Corporation (the “Company”) was incorporated in the Cayman Islands on April 11, 2022 under the Companies Act as an exempted company with limited liability, and on March 5, 2026, the Company has completed its redomiciliation from the Cayman Islands to the British Virgin Islands as a BVI business company (the “BVI Company”). The redomiciliation was approved by the shareholders of the Company at the Company’s extraordinary general meeting of shareholders on December 12, 2025. In addition, on March 11, 2026, the Company rebranded its company name from Fitell Corporation to GMEX Robotics. The rebrand reflects a deliberate strategic evolution of the Company’s mission, extending its consumer-first foundation beyond fitness equipment e-commerce into the design and deployment of AI-powered robotics and intelligent consumer technologies.

The Company conducts its primary operations of selling gym and fitness equipment in Australia through its indirectly held, wholly owned subsidiaries that are incorporated and domiciled in Australia, namely GD Wellness Pty Ltd (“GD”). The Company holds GD via a wholly owned subsidiary, named KMAS Capital and Investment Pty Ltd (“KMAS”) which was incorporated and is domiciled in Australia.

Details of the Company and its subsidiaries are set out in the table as follows:

		Percentage of effective ownership		Place of incorporation
Name	Date of incorporation	December 31, 2025	June 30, 2025	or latest redomestication	Principal activities
GMEX Robotics Corporation (formerly known as Fitell Corporation)	April 11, 2022	Parent	Parent	BVI	Investment holdings
KMAS Capital and Investment Pty Ltd	July 26, 2016	100%	100%	Australia	Investment holdings
GD Wellness Pty Ltd	July 22, 2005	100%	100%	Australia	Sales of gym and fitness equipment

GMEX ROBOTICS CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)